FIDELITY(registered trademark)
CASH MANAGEMENT
FUNDS

TREASURY FUND
PRIME FUND
TAX-EXEMPT FUND

ANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


SCHEDULES OF INVESTMENTS &
FINANCIAL STATEMENTS

 TREASURY FUND              3

 PRIME FUND                 12

 TAX-EXEMPT FUND            28

NOTES TO THE FINANCIAL      49
STATEMENTS

REPORT OF INDEPENDENT       60
ACCOUNTANTS

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

EACH FUND SEEKS TO OBTAIN AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY BY INVESTING IN HIGH-QUALITY, SHORT-TERM MONEY MARKET SECURITIES. TREASURY FUND INVESTS IN MONEY MARKET SECURITIES ISSUED BY THE U.S. TREASURY AND BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT. PRIME FUND INVESTS IN A BROAD RANGE OF MONEY MARKET SECURITIES. TAX-EXEMPT FUND SEEKS TO OBTAIN CURRENT INCOME, EXEMPT FROM FEDERAL INCOME TAXES.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

TREASURY FUND

INVESTMENTS OCTOBER 31, 1999

Showing Percentage of Net Assets



U.S. TREASURY OBLIGATIONS -
24.0%

DUE DATE                      ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE (NOTE 1)
                              PURCHASE

U.S. TREASURY BILLS - 1.5%

 2/3/00                        5.03%                       $ 25,000,000                    $ 24,686,240

 10/12/00                      5.41                         15,000,000                      14,261,146

                                                                                            38,947,386

U.S. TREASURY NOTES - 22.1%

 12/31/99                      4.67                         10,000,000                      10,045,178

 1/31/00                       4.57                         20,000,000                      20,035,156

 1/31/00                       4.62                         25,000,000                      25,182,644

 1/31/00                       4.63                         20,000,000                      20,141,931

 1/31/00                       4.64                         10,000,000                      10,070,580

 1/31/00                       4.66                         10,000,000                      10,071,897

 1/31/00                       4.69                         50,000,000                      50,070,664

 1/31/00                       4.72                         15,000,000                      15,104,271

 2/15/00                       4.73                         10,000,000                      10,029,803

 2/15/00                       4.75                         18,000,000                      18,052,707

 2/15/00                       4.78                         10,000,000                      10,028,452

 2/15/00                       4.83                         20,000,000                      20,053,653

 2/29/00                       4.78                         20,000,000                      20,039,052

 2/29/00                       5.03                         95,000,000                      95,084,064

 2/29/00                       5.16                         15,000,000                      15,011,649

 2/29/00                       5.17                         30,000,000                      30,023,031

 2/29/00                       5.20                         55,000,000                      55,037,372

 3/31/00                       5.09                         19,000,000                      19,121,512

 3/31/00                       5.11                         10,000,000                      10,009,446

 3/31/00                       5.13                         10,000,000                      10,062,416

 3/31/00                       5.21                         10,000,000                      10,062,718

 5/31/00                       5.12                         10,000,000                      10,052,392

 7/31/00                       5.27                         25,000,000                      25,135,886

 8/31/00                       5.42                         10,000,000                      9,966,281

 8/31/00                       5.43                         10,000,000                      9,968,767

 9/30/00                       5.43                         15,000,000                      14,862,464

                                                                                            553,323,986

U.S. TREASURY NOTES -
PRINCIPAL ONLY STRIPS - 0.4%

 2/15/00                       4.81                         10,000,000                      9,862,757

TOTAL U.S. TREASURY                                                                         602,134,129
OBLIGATIONS



REPURCHASE AGREEMENTS - 76.9%

                                 MATURITY AMOUNT                   VALUE (NOTE 1)

In a joint trading account
(U.S. Treasury Obligations)
dated:

7/2/99 due:

1/10/00 At 5.18%                 $ 25,690,667                      $ 25,000,000

1/12/00 At 5.17%                  10,278,606                        10,000,000

7/6/99 due 1/12/00 At 5.18%       10,273,389                        10,000,000

7/15/99 due 1/18/00 At 5.12%      25,664,889                        25,000,000

8/10/99 due 1/24/00 At 5.37%      10,249,108                        10,000,000

8/17/99 due 1/18/00 At 5.32%      51,056,611                        50,000,000
(a)

10/6/99 due 1/18/00 At 5.35%      76,159,167                        75,000,000

10/7/99 due 2/1/00 At 5.34%       50,867,750                        50,000,000

10/8/99 due 2/8/00 At 5.35%       50,913,958                        50,000,000

10/21/99 due 11/10/99 At 5.14%    100,285,556                       100,000,000

10/29/99 due 11/1/99 At:

5.17%                             33,606,465                        33,592,000

5.24%                             1,486,648,381                     1,486,000,000

TOTAL REPURCHASE AGREEMENTS                                         1,924,592,000

TOTAL INVESTMENTS PORTFOLIO -                                       2,526,726,129
100.9%

NET OTHER ASSETS - (0.9)%                                           (23,071,564)

NET ASSETS - 100%                                                 $ 2,503,654,565

Total Cost for Income Tax Purposes                                $ 2,526,726,129


Prior to this report, certain information related to portfolio holdings was stated as a percentage of the fund's investments.

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

INCOME TAX INFORMATION

At October 31, 1999, the fund had a capital loss carryforward of approximately $439,000 of which $391,000 and $48,000 will expire on October 31, 2001 and 2007, respectively.

A total of 23% of the dividends distributed during the fiscal year was derived from interest on U.S Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2000 of the applicable percentage for use in preparing 1999 income tax returns.

TREASURY FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                           OCTOBER 31, 1999

ASSETS

Investment in securities, at                $ 2,526,726,129
value (including repurchase
agreements of
$1,924,592,000) -  See
accompanying schedule

Receivable for fund shares                   17,321,708
sold

Interest receivable                          9,473,681

 TOTAL ASSETS                                2,553,521,518

LIABILITIES

Payable to custodian bank      $ 276

Payable for investments         24,686,240
purchased

Payable for fund shares         20,364,141
redeemed

Distributions payable           3,070,660

Accrued management fee          331,341

Distribution fees payable       874,442

Other payables and accrued      539,853
expenses

 TOTAL LIABILITIES                           49,866,953

NET ASSETS                                  $ 2,503,654,565

Net Assets consist of:

Paid in capital                             $ 2,504,102,054

Accumulated net realized gain                (447,489)
(loss) on investments

NET ASSETS                                  $ 2,503,654,565

CALCULATION OF MAXIMUM                       $1.00
OFFERING PRICE DAILY MONEY
CLASS: NET ASSET VALUE,
offering price and
redemption price per   share
($1,335,457,506 (divided by)
1,335,668,546 shares)

CAPITAL RESERVES CLASS: NET                  $1.00
ASSET VALUE, offering price
and redemption price per
share ($949,504,384 (divided
by) 949,644,737 shares)

ADVISOR B CLASS: NET ASSET                   $1.00
VALUE and offering price per
share   ($156,646,534
(divided by) 156,680,988
shares) A

ADVISOR C CLASS: NET ASSET                   $1.00
VALUE and offering price
price per share
($62,046,141 (divided by)
62,055,947 shares) A

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                               YEAR ENDED OCTOBER 31, 1999

INTEREST INCOME                              $ 110,319,533

Expenses

Management fee                 $ 5,563,905

Transfer agent fees             5,156,705

Distribution fees               8,482,271

Accounting fees and expenses    208,303

Non-interested trustees'        7,060
compensation

Custodian fees and expenses     11,369

Registration fees               360,517

Audit                           36,125

Legal                           8,617

Miscellaneous                   11,195

 Total expenses before          19,846,067
reductions

 Expense reductions             (2,461,554)   17,384,513

NET INTEREST INCOME                           92,935,020

NET REALIZED GAIN (LOSS) ON                   (56,252)
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 92,878,768
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED OCTOBER 31, 1999  YEAR ENDED OCTOBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 92,935,020                 $ 77,778,958

 Net realized gain (loss)         (56,252)                     48,136

 NET INCREASE (DECREASE) IN       92,878,768                   77,827,094
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (92,935,020)                 (77,778,958)
from net interest income

Share transactions - net          670,713,649                  238,198,887
increase (decrease)

  TOTAL INCREASE (DECREASE)       670,657,397                  238,247,023
IN NET ASSETS

NET ASSETS

 Beginning of period              1,832,997,168                1,594,750,145

 End of period                   $ 2,503,654,565              $ 1,832,997,168


FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS

YEARS ENDED OCTOBER 31,        1999     1998     1997     1996 E      1996 F   1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000  $ 1.000  $ 1.000  $ 1.000     $ 1.000  $ 1.000
period

Income from Investment
Operations

Net interest income             .043     .049     .049     .012        .049     .049

Less Distributions

From net  interest income       (.043)   (.049)   (.049)   (.012)      (.049)   (.049)

Net asset value,  end of       $ 1.000  $ 1.000  $ 1.000  $ 1.000     $ 1.000  $ 1.000
period

TOTAL RETURN B, C               4.38%    5.04%    4.97%    1.19%       5.06%    5.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 1,335  $ 1,261  $ 1,284  $ 1,801     $ 1,801  $ 1,828
(in millions)

Ratio of expenses to average    .65% D   .65% D   .65% D   .65% A, D   .65% D   .65% D
net assets

Ratio of net interest income    4.30%    4.93%    4.88%    4.66% A     4.94%    4.89%
to average  net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E THREE MONTHS ENDED OCTOBER 31, 1996
F YEARS ENDED JULY 31

FINANCIAL HIGHLIGHTS - CAPITAL RESERVES CLASS

YEARS ENDED OCTOBER 31,          1999     1998     1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000  $ 1.000  $ 1.000000
period

Income from Investment
Operations

Net interest income               .040     .047     .000134

Less Distributions

From net interest income          (.040)   (.047)   (.000134)

Net asset value, end of period   $ 1.000  $ 1.000  $ 1.000000

TOTAL RETURN B, C                 4.12%    4.78%    .01%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 950    $ 480    $ 265
millions)

Ratio of expenses to average      .90% D   .90% D   .90% A, D
net assets

Ratio of net interest income      4.06%    4.67%    4.93% A
to average net assets

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES CLASS
SHARES)

FINANCIAL HIGHLIGHTS - ADVISOR B CLASS

YEARS ENDED OCTOBER 31,        1999      1998      1997      1996 E       1996 F    1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000   $ 1.000   $ 1.000   $ 1.000      $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income             .035      .042      .041      .010         .043      .042

Less Distributions

From net  interest income       (.035)    (.042)    (.041)    (.010)       (.043)    (.042)

Net asset value,  end of       $ 1.000   $ 1.000   $ 1.000   $ 1.000      $ 1.000   $ 1.000
period

TOTAL RETURN B, C               3.61%     4.26%     4.20%     1.01%        4.33%     4.28%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 157     $ 76      $ 46      $ 20         $ 40      $ 3
(in millions)

Ratio of expenses to average    1.40% D   1.40% D   1.39% D   1.35% A, D   1.35% D   1.35% D
net assets

Ratio of net interest income    3.60%     4.16%     4.24%     3.96% A      4.13%     4.22%
to average net assets


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E THREE MONTHS ENDED OCTOBER 31, 1996
F YEARS ENDED JULY 31

FINANCIAL HIGHLIGHTS - ADVISOR C CLASS

YEARS ENDED OCTOBER 31,          1999      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income               .035      .041

Less Distributions

From net interest income          (.035)    (.041)

Net asset value, end of period   $ 1.000   $ 1.000

TOTAL RETURN B, C                 3.61%     4.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 62      $ 16
millions)

Ratio of expenses to average      1.40% D   1.40% A, D
net assets

Ratio of net interest income      3.61%     4.24% A
to average net assets

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF ADVISOR C CLASS SHARES) TO OCTOBER 31, 1998

PRIME FUND

INVESTMENTS OCTOBER 31, 1999

Showing Percentage of Net Assets



CERTIFICATES OF DEPOSIT - 20.4%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

DOMESTIC CERTIFICATES OF
DEPOSIT - 0.7%

Fleet National Bank

 11/3/99                          5.34% (b)                   $ 22,000,000                      $ 21,988,782

Morgan Guaranty Trust Co., NY

 2/22/00                          6.10                         25,000,000                        25,000,000

                                                                                                 46,988,782

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - 5.2%

Abbey National PLC

 11/10/99                         5.39                         45,000,000                        45,000,000

ABN-AMRO Bank NV

 11/12/99                         5.00                         25,000,000                        24,999,591

Bank of Scotland Treasury
Services PLC

 11/30/99                         5.40                         50,000,000                        49,999,309

Barclays Bank PLC

 7/28/00                          5.80                         25,000,000                        25,000,000

Dresdner Bank AG

 1/31/00                          6.04                         50,000,000                        50,000,000

Halifax PLC

 11/8/99                          4.95                         40,000,000                        40,000,000

 11/9/99                          5.39                         45,000,000                        45,000,000

 12/13/99                         5.00                         25,000,000                        25,000,000

 2/1/00                           6.13                         50,000,000                        50,000,000

National Australia Bank Ltd.

 11/8/99                          4.96                         25,000,000                        25,000,000

                                                                                                 379,998,900

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS - 14.5%

Bank of Scotland Treasury
Services

 11/2/99                          5.32 (b)                     30,000,000                        29,995,000

Banque Nationale de Paris

 11/1/99                          5.33                         30,000,000                        30,000,000

Barclays Bank PLC

 11/1/99                          5.38 (b)                     65,000,000                        64,982,825

 11/1/99                          5.39 (b)                     25,000,000                        24,992,247

 11/8/99                          5.33                         15,000,000                        15,000,000

 6/14/00                          5.66                         50,000,000                        49,985,160

Deutsche Bank AG

 11/3/99                          5.38                         100,000,000                       100,000,000

 1/13/00                          6.00                         50,000,000                        50,000,000

 2/16/00                          5.12                         15,000,000                        14,997,881

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS -
CONTINUED

Landesbank Hessen-Thuringen

 1/3/00                           6.07% (b)                   $ 200,000,000                     $ 199,873,847

Lloyds Bank PLC

 7/17/00                          5.70                         15,000,000                        14,994,901

National Westminster Bank PLC

 3/15/00                          5.15                         30,000,000                        29,995,740

RaboBank Nederland Coop.
Central

 7/12/00                          5.75                         50,000,000                        49,983,335

Royal Bank of Scotland PLC

 1/31/00                          6.04                         130,000,000                       130,000,000

Societe Generale, France

 11/19/99                         5.36 (b)                     26,000,000                        25,991,301

 11/29/99                         5.40 (b)                     24,000,000                        23,972,516

 12/6/99                          5.21                         57,000,000                        57,000,000

Svenska Handelsbanken AB

 11/16/99                         5.52 (b)                     24,000,000                        24,000,498

UBS AG

 5/18/00                          5.35                         25,000,000                        24,992,136

 7/5/00                           5.80                         25,000,000                        24,993,524

Westdeutsche Landesbank
Girozentrale

 11/19/99                         5.34                         25,000,000                        25,000,000

 11/22/99                         5.34                         45,000,000                        45,000,000

                                                                                                 1,055,750,911

TOTAL CERTIFICATES OF DEPOSIT                                                                    1,482,738,593

COMMERCIAL PAPER - 59.6%



ABN-AMRO North America, Inc.

 12/6/99                          5.20                         16,000,000                        15,921,211

Aspen Funding Corp.

 11/1/99                          5.38                         100,000,000                       100,000,000

 1/26/00                          6.16                         44,000,000                        43,364,078

 1/27/00                          6.12                         5,000,000                         4,927,500

Asset Securitization Coop.
Corp.

 11/3/99                          5.51 (b)                     40,000,000                        40,000,000

 12/20/99                         5.54 (b)                     40,000,000                        40,000,000

 2/14/00                          5.60                         35,000,000                        34,446,708

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Asset Securitization Coop.
Corp. - continued

 2/14/00                          5.93%                       $ 50,000,000                      $ 49,161,458

 2/24/00                          6.00                         48,000,000                        47,101,467

Associates Corp. of North
America

 3/6/00                           5.91                         25,000,000                        24,496,875

 3/7/00                           5.90                         75,000,000                        73,486,583

Baker Hughes, Inc.

 11/1/99                          5.35                         30,000,000                        30,000,000

Bank One Corp.

 3/22/00                          6.08                         25,000,000                        24,416,715

Caisse des Depots et
Consignations

 11/4/99                          5.32                         50,300,000                        50,277,784

Centric Capital Corp.

 11/2/99                          5.29                         63,000,000                        62,990,743

 11/3/99                          5.30                         50,000,000                        49,985,306

 11/12/99                         5.47                         45,000,000                        44,925,750

 11/15/99                         5.38                         17,700,000                        17,663,105

 11/26/99                         5.37                         24,600,000                        24,508,604

 11/29/99                         5.45                         22,770,000                        22,674,720

 1/18/00                          6.15                         18,900,000                        18,652,253

 2/4/00                           6.16                         35,000,000                        34,440,292

 2/11/00                          6.14                         17,000,000                        16,709,555

 2/17/00                          6.15                         20,000,000                        19,638,200

Chase Manhattan Corp.

 4/26/00                          6.03                         50,000,000                        48,561,875

CIESCO LP

 11/1/99                          5.35                         50,000,000                        50,000,000

 11/10/99                         5.37                         8,000,000                         7,989,300

 11/17/99                         5.35                         10,000,000                        9,976,311

CIT Group, Inc.

 11/15/99                         5.33                         10,000,000                        9,979,389

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

 11/2/99                          5.33                         30,000,000                        29,995,567

 11/8/99                          5.44                         13,000,000                        12,986,375

 11/9/99                          5.42                         20,000,000                        19,976,044

 11/9/99                          5.43                         14,000,000                        13,983,200

 11/10/99                         5.40                         8,000,000                         7,989,240

 11/17/99                         5.39                         25,000,000                        24,940,333

 11/23/99                         5.39                         36,000,000                        35,882,080

 11/23/99                         5.43                         30,000,000                        29,901,000

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Corporate Receivables Corp.

 11/19/99                         5.40%                       $ 40,000,000                      $ 39,892,600

 11/23/99                         5.38                         30,000,000                        29,901,917

 1/25/00                          6.11                         25,000,000                        24,645,833

Cregem North America, Inc.

 11/4/99                          4.97                         25,000,000                        24,989,896

CXC, Inc.

 11/1/99                          5.35                         152,500,000                       152,500,000

 11/15/99                         5.37                         20,000,000                        19,958,389

 11/15/99                         5.41                         10,000,000                        9,979,078

 11/22/99                         5.49 (b)                     40,000,000                        39,997,318

 2/9/00                           6.17                         25,000,000                        24,579,861

Daimler-Chrysler North
America Holding Corp.

 11/3/99                          5.44                         10,000,000                        9,997,006

 2/23/00                          6.10                         14,000,000                        13,735,330

 2/24/00                          6.10                         40,000,000                        39,237,167

 3/6/00                           6.05                         18,000,000                        17,628,300

Delaware Funding Corp.

 11/8/99                          5.42                         20,000,000                        19,979,039

 11/15/99                         5.38                         68,000,000                        67,858,258

 1/27/00                          6.01                         50,000,000                        49,288,896

 2/4/00                           6.12                         30,467,000                        29,984,606

Deutsche Bank Financial, Inc.

 12/8/99                          5.21                         80,000,000                        79,583,133

Edison Asset Securitization LLC

 11/8/99                          5.44                         25,000,000                        24,973,701

 11/15/99                         5.46                         10,000,000                        9,978,883

 11/17/99                         5.42                         20,000,000                        19,952,089

 1/21/00                          6.05                         50,000,000                        49,331,750

 1/25/00                          6.07                         20,000,000                        19,718,792

 2/7/00                           5.97                         34,748,000                        34,195,584

 2/25/00                          5.98                         12,957,000                        12,713,596

 3/13/00                          5.96                         22,000,000                        21,529,402

Enterprise Funding Corp.

 11/2/99                          5.40                         31,279,000                        31,274,352

 11/10/99                         5.39                         23,069,000                        23,038,030

 11/15/99                         5.38                         4,849,000                         4,838,893

 11/15/99                         5.41                         15,000,000                        14,968,617

 11/17/99                         5.40                         5,446,000                         5,433,002

 11/18/99                         5.38                         10,000,000                        9,974,689

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Enterprise Funding Corp. -
continued

 11/22/99                         5.38%                       $ 50,000,000                      $ 49,843,667

Falcon Asset Securitization
Corp.

 11/1/99                          5.30                         36,395,000                        36,395,000

 11/1/99                          5.46                         15,000,000                        15,000,000

 11/10/99                         5.45                         10,000,000                        9,986,525

 11/15/99                         5.38                         20,000,000                        19,958,311

 11/16/99                         5.38                         16,000,000                        15,964,267

 11/22/99                         5.39                         54,000,000                        53,831,160

 11/22/99                         5.42                         20,000,000                        19,937,117

 11/23/99                         5.37                         45,000,000                        44,852,875

 1/31/00                          6.03                         18,000,000                        17,731,550

 2/4/00                           6.02                         12,000,000                        11,813,800

 2/10/00                          6.02                         16,000,000                        15,736,053

Fleet Funding Corp.

 2/16/00                          6.18                         16,000,000                        15,712,289

 2/28/00                          6.04                         32,000,000                        31,375,911

Fortis Funding LLC

 3/7/00                           5.90                         47,000,000                        46,049,934

GE Capital International
Funding, Inc.

 2/17/00                          6.09                         60,000,000                        58,927,200

 3/7/00                           5.93                         25,000,000                        24,491,118

 3/15/00                          6.06                         25,000,000                        24,446,875

General Electric Capital Corp.

 2/16/00                          5.60                         45,000,000                        44,275,075

 3/3/00                           6.04                         20,000,000                        19,597,517

 3/7/00                           5.91                         40,000,000                        39,188,611

 3/10/00                          6.10                         50,000,000                        48,923,889

 3/13/00                          5.90                         50,000,000                        48,943,389

General Electric Capital
Services, Inc.

 2/14/00                          5.60                         60,000,000                        59,051,500

General Electric Co.

 11/15/99                         5.33                         50,000,000                        49,896,944

General Motors Acceptance Corp.

 2/16/00                          5.60                         50,000,000                        49,194,528

 2/23/00                          5.60                         50,000,000                        49,141,833

Household Finance Corp.

 12/13/99                         5.31                         25,000,000                        24,849,208

J.P. Morgan & Co., Inc.

 12/6/99                          5.20                         25,000,000                        24,876,771

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

J.P. Morgan & Co., Inc. -
continued

 2/9/00                           5.62%                       $ 25,000,000                      $ 24,621,528

Kitty Hawk Funding Corp.

 11/2/99                          5.31                         10,000,000                        9,998,528

 11/8/99                          5.42                         19,637,000                        19,616,458

 11/10/99                         5.39                         26,120,000                        26,084,934

 11/15/99                         5.41                         15,117,000                        15,085,372

 11/18/99                         5.44                         18,000,000                        17,954,100

Marsh USA, Inc.

 11/3/99                          5.31                         25,000,000                        24,992,639

Merrill Lynch & Co., Inc.

 2/22/00                          5.60                         78,000,000                        76,675,452

Morgan Stanley Dean Witter &
Co.

 2/2/00                           5.62                         50,000,000                        49,296,042

Nationwide Building Society

 11/4/99                          4.98                         10,000,000                        9,995,950

New Center Asset Trust

 11/3/99                          5.40                         36,000,000                        35,989,300

 11/22/99                         5.38                         60,000,000                        59,812,750

Newport Funding Corp.

 11/15/99                         5.46 (b)                     40,000,000                        40,000,000

 2/1/00                           6.17                         25,000,000                        24,613,472

Norwest Financial, Inc.

 3/6/00                           5.91                         50,000,000                        48,999,000

Park Avenue Receivables Corp.

 11/3/99                          5.43                         21,000,000                        20,993,700

Preferred Receivables Funding
Corp.

 11/9/99                          5.40                         40,435,000                        40,386,658

 11/15/99                         5.38                         36,000,000                        35,924,960

 11/15/99                         5.47                         25,000,000                        24,947,500

 11/16/99                         5.45                         12,860,000                        12,831,119

 11/18/99                         5.44                         26,000,000                        25,933,946

 1/25/00                          6.14                         20,000,000                        19,715,250

 1/31/00                          6.01                         10,000,000                        9,851,367

 2/4/00                           6.00                         16,000,000                        15,752,156

 2/9/00                           6.00                         18,000,000                        17,707,000

Salomon Smith Barney
Holdings, Inc.

 11/1/99                          5.31                         50,000,000                        50,000,000

 2/8/00                           5.63                         35,000,000                        34,474,475

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Svenska Handelsbanken, Inc.

 12/2/99                          5.15%                       $ 20,000,000                      $ 19,913,544

Three Rivers Funding Corp.

 11/9/99                          5.37                         10,000,000                        9,988,111

 11/9/99                          5.41                         5,385,000                         5,378,562

 11/15/99                         5.38                         25,000,000                        24,947,889

 11/16/99                         5.40                         10,000,000                        9,977,583

Triple-A One Funding Corp.

 11/3/99                          5.42                         50,000,000                        49,985,000

 11/8/99                          5.43                         24,080,000                        24,054,716

 11/16/99                         5.38                         16,768,000                        16,730,551

UBS Finance, Inc.

 11/17/99                         5.00                         50,000,000                        49,891,667

 12/7/99                          5.27                         55,000,000                        54,717,850

 12/13/99                         5.00                         40,000,000                        39,773,667

Windmill Funding Corp.

 11/1/99                          5.38                         14,000,000                        14,000,000

 11/1/99                          5.42                         10,000,000                        10,000,000

 11/9/99                          5.43                         10,000,000                        9,988,000

 11/18/99                         5.40                         10,000,000                        9,974,642

 11/22/99                         5.38                         25,000,000                        24,921,979

 11/22/99                         5.39                         20,000,000                        19,937,467

 2/22/00                          5.98                         5,000,000                         4,908,501

TOTAL COMMERCIAL PAPER                                                                           4,328,943,930

FEDERAL AGENCIES - 4.5%



FANNIE MAE - 1.0%

Agency Coupons - 1.0%

 11/23/99                         5.23 (b)                     70,000,000                        69,973,033

FEDERAL HOME LOAN BANK - 2.8%

Agency Coupons - 2.8%

 12/1/99                          5.30 (b)                     72,000,000                        71,995,644

 1/4/00                           5.92 (b)                     135,000,000                       134,914,263

                                                                                                 206,909,907

FEDERAL AGENCIES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

FREDDIE MAC - 0.7%

Discount Notes - 0.7%

 3/3/00                           5.72%                       $ 50,000,000                      $ 49,050,167

TOTAL FEDERAL AGENCIES                                                                           325,933,107

BANK NOTES - 7.3%



American Express Centurion Bank

 11/10/99                         5.38 (b)                     35,000,000                        35,000,000

Bank of America NA

 2/22/00                          6.03                         50,000,000                        50,000,000

Bank One NA, Chicago

 1/24/00                          6.16 (b)                     40,000,000                        39,965,076

Comerica Bank, Detroit

 11/9/99                          5.38 (b)                     8,000,000                         7,999,930

First Union National Bank,
North Carolina

 11/24/99                         5.38 (b)                     50,000,000                        50,000,000

 1/4/00                           6.17 (b)                     40,000,000                        40,000,000

Fleet National Bank

 11/1/99                          5.46 (b)                     25,000,000                        24,991,639

Fleet National Bank, Providence

 11/4/99                          5.36 (b)                     22,000,000                        21,999,910

Key Bank NA

 11/16/99                         5.53 (b)                     40,000,000                        40,000,000

Mellon Bank NA, Pittsburgh

 11/18/99                         5.38 (b)                     50,000,000                        49,992,833

NationsBank NA

 11/1/99                          5.40 (b)                     20,000,000                        19,995,844

 11/1/99                          5.41 (b)                     25,000,000                        24,995,288

PNC Bank NA, Pittsburgh

 11/3/99                          5.36 (b)                     22,000,000                        21,999,982

US Bank NA

 11/22/99                         5.36 (b)                     100,000,000                       99,964,315

TOTAL BANK NOTES                                                                                 526,904,817

MEDIUM-TERM NOTES - 6.4%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Bishops Gate Resources
Mortgage Trust

 11/1/99                          5.60% (b)                   $ 16,000,000                      $ 16,000,000

CIESCO LP

 11/15/99                         5.39 (b)                     85,000,000                        84,988,137

CIT Group, Inc.

 11/1/99                          5.45 (b)                     30,000,000                        29,989,838

 11/1/99                          5.55 (b)                     55,000,000                        54,953,218

GE Life & Annuity Assurance Co.

 11/1/99                          5.50 (b)(c)                  58,000,000                        58,000,000

General Electric Capital Corp.

 11/3/99                          5.29 (b)                     30,000,000                        30,000,000

 1/12/00                          6.13 (b)                     17,000,000                        17,000,000

General Motors Acceptance
Corp. Mortgage Credit

 11/1/99                          5.48 (b)                     30,000,000                        30,000,000

 12/1/99                          5.48                         30,000,000                        29,863,623

Goldman Sachs Group L.P.

 11/10/99                         5.42 (a)(b)                  19,000,000                        19,000,000

 1/7/00                           6.33 (b)(c)                  26,000,000                        26,000,000

 1/27/00                          6.30 (b)(c)                  20,000,000                        20,000,000

Ikon Receivables LLC

 10/16/00                         6.04                         50,326,000                        50,326,000

TOTAL MEDIUM-TERM NOTES                                                                          466,120,816

SHORT-TERM NOTES - 2.9%



Jackson National Life
Insurance Co.

 1/1/00                           6.23 (b)(c)                  25,000,000                        25,000,000

Monumental Life Insurance Co.

 11/1/99                          5.54 (c)                     18,000,000                        18,000,000

 11/1/99                          5.57 (b)(c)                  20,000,000                        20,000,000

New York Life Insurance Co.

 12/1/99                          5.62 (b)(c)                  17,000,000                        17,000,000

 12/22/99                         6.20 (b)(c)                  15,000,000                        15,000,000

RACERS Series 99 -16MM,

 11/2/99                          5.42 (a)(b)                  33,000,000                        33,000,000

SMM Trust Series 1999 E,

 1/5/00                           6.11 (a)(b)                  12,000,000                        12,000,000

SHORT-TERM NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

SMM Trust Series 1999-I,

 11/26/99                         5.49% (a)(b)                $ 12,000,000                      $ 12,000,000

Strategic Money Market Trust
Series 1999 A6,

 1/13/00                          6.30 (a)(b)                  60,000,000                        60,000,000

TOTAL SHORT-TERM NOTES                                                                           212,000,000


REPURCHASE AGREEMENTS - 0.3%

                                                               MATURITY AMOUNT

In a joint trading account                                   $ 22,222,565                        22,213,000
(U.S. Treasury Obligations)
dated 10/29/99 due 11/1/99
At 5.17%

TOTAL INVESTMENT PORTFOLIO -                                                                     7,364,854,263
101.4%

NET OTHER ASSETS - (1.4)%                                                                      $ (104,527,901)

NET ASSETS - 100%                                                                              $ 7,260,326,362

Total Cost for Income Tax Purposes                                                             $ 7,364,854,263


Prior to this report, certain information related to portfolio holdings was stated as a percentage of the fund's investments.

LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $136,000,000 or 1.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE   COST

GE Life & Annuity Assurance   4/8/99             $ 58,000,000
Co. 5.50%, 11/1/99

Goldman Sachs Group L.P.:     1/22/99            $ 20,000,000
6.3%, 1/27/00

6.33%, 1/7/00                 12/7/98            $ 26,000,000

Jackson National Life         7/6/99             $ 25,000,000
Insurance Co. 6.23%, 1/1/00

Monumental Life Insurance     7/31/98 - 9/17/98  $ 18,000,000
Co.: 5.54%, 11/1/99

5.57%, 11/1/99                3/12/99            $ 20,000,000

New York Life Insurance Co.:  8/13/99            $ 17,000,000
5.62%, 12/1/99

6.2%, 12/22/99                12/21/98           $ 15,000,000

OTHER INFORMATION

At the end of period, restricted securities (excluding 144A issues) amounted to $199,000,000 or 2.7% of net assets.

INCOME TAX INFORMATION

At October 31, 1999, the fund had a capital loss carryforward of approximately $735,000 of which $101,000, $584,000, $48,000 and $2,000 will expire on October 31, 2001, 2002, 2003 and 2005, respectively.

A total of 1.89% of the dividends distributed during the fiscal year was derived from interest on U.S Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2000 of the applicable percentage for use in preparing 1999 income tax returns.

PRIME FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                            OCTOBER 31, 1999

ASSETS

Investment in securities, at                 $ 7,364,854,263
value (including repurchase
agreements of $22,213,000) -
 See accompanying schedule

Receivable for fund shares                    127,069,425
sold

Interest receivable                           22,434,847

Other receivables                             2,939

 TOTAL ASSETS                                 7,514,361,474

LIABILITIES

Payable to custodian bank      $ 107,230

Payable for investments         29,863,623
purchased

Payable for fund shares         216,897,579
redeemed

Distributions payable           1,931,236

Accrued management fee          842,563

Distribution fees payable       2,228,029

Other payables and accrued      2,164,852
expenses

 TOTAL LIABILITIES                            254,035,112

NET ASSETS                                   $ 7,260,326,362

Net Assets consist of:

Paid in capital                              $ 7,261,061,194

Accumulated net realized gain                 (734,832)
(loss) on investments

NET ASSETS                                   $ 7,260,326,362

DAILY MONEY CLASS: NET ASSET                  $1.00
VALUE, offering price and
redemption price per   share
($4,335,866,903 (divided by)
4,335,942,700 shares)

CAPITAL RESERVES CLASS: NET                   $1.00
ASSET VALUE, offering price
and redemption price per
share ($2,924,459,459
(divided by) 2,925,106,300
shares)

STATEMENT OF OPERATIONS
                               YEAR ENDED OCTOBER 31, 1999

INTEREST INCOME                              $ 343,834,643

EXPENSES

Management fee                 $ 16,491,603

Transfer agent fees             15,001,545

Distribution fees               23,332,118

Accounting fees and expenses    544,121

Non-interested trustees'        21,319
compensation

Custodian fees and expenses     120,064

Registration fees               1,403,483

Audit                           44,877

Legal                           26,561

Miscellaneous                   252,644

 Total expenses before          57,238,335
reductions

 Expense reductions             (7,519,654)   49,718,681

NET INTEREST INCOME                           294,115,962

NET REALIZED GAIN (LOSS) ON                   2,085
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 294,118,047
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED OCTOBER 31, 1999  YEAR ENDED OCTOBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 294,115,962                $ 247,382,658

 Net realized gain (loss)         2,085                        54,807

 NET INCREASE (DECREASE) IN       294,118,047                  247,437,465
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (294,115,962)                (247,382,658)
from net interest income

Share transactions - net          1,607,217,411                1,202,246,692
increase (decrease)

  TOTAL INCREASE (DECREASE)       1,607,219,496                1,202,301,499
IN NET ASSETS

NET ASSETS

 Beginning of period              5,653,106,866                4,450,805,367

 End of period                   $ 7,260,326,362              $ 5,653,106,866


FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS

YEARS ENDED OCTOBER 31,        1999     1998     1997     1996 E      1996 F   1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000  $ 1.000  $ 1.000  $ 1.000     $ 1.000  $ 1.000
period

Income from Investment
Operations

Net interest income             .046     .050     .050     .012        .050     .050

Less Distributions

From net interest  income       (.046)   (.050)   (.050)   (.012)      (.050)   (.050)

Net asset value, end  of       $ 1.000  $ 1.000  $ 1.000  $ 1.000     $ 1.000  $ 1.000
period

TOTAL RETURN B, C               4.65%    5.15%    5.06%    1.22%       5.13%    5.16%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 4,336  $ 3,397  $ 2,687  $ 2,663     $ 2,581  $ 2,139
(in millions)

Ratio of expenses to average    .65% D   .65% D   .65% D   .65% A, D   .65% D   .65% D
net assets

Ratio of net interest income    4.57%    5.03%    4.95%    4.85% A     5.00%    5.11%
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E THREE MONTHS ENDED OCTOBER 31, 1996
F YEARS ENDED JULY 31

FINANCIAL HIGHLIGHTS - CAPITAL RESERVES CLASS

YEARS ENDED OCTOBER 31,          1999     1998     1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000  $ 1.000  $ 1.000000
period

Income from Investment
Operations

Net interest income               .043     .048     .000131

Less Distributions

From net interest income          (.043)   (.048)   (.000131)

Net asset value, end of period   $ 1.000  $ 1.000  $ 1.000000

TOTAL RETURN B, C                 4.39%    4.89%    .01%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 2,924  $ 2,256  $ 1,764
millions)

Ratio of expenses to average      .90% D   .90% D   .90% A, D
net assets

Ratio of net interest income      4.30%    4.79%    4.78% A
to average net assets

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES CLASS
SHARES)

TAX-EXEMPT FUND

INVESTMENTS OCTOBER 31, 1999

Showing Percentage of Net Assets



MUNICIPAL SECURITIES - 100.8%

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

ALABAMA - 3.2%

Alabama Spl. Care Facilities     $ 3,800,000                      $ 3,800,000
Fing. Auth. Birmingham Rev.
Bonds (Ascension Health Cr.
Proj.) Series B, 3.8%,
tender 2/16/00 (a)

Alabama Spl. Care Facilities      5,700,000                        5,700,000
Fing. Auth. Mobile Rev.
Bonds (Ascension Health Cr.
Proj.) Series B, 3.8%,
tender 1/26/00 (a)

Birmingham Pub. Park &            2,800,000                        2,800,000
Recreation Board Rev.
(McWane Ctr. Proj.) Series
1997, 3.55%, LOC Amsouth
Bank, Birmingham, VRDN (b)

Columbia Ind. Dev. Board          8,500,000                        8,500,000
Poll. Cont. Rev. Rfdg.
(Alabama Pwr. Co. Proj.)
Series 1999 C, 3.6%, VRDN (b)

Jefferson County                  1,055,000                        1,055,000
Participating VRDN Series
98-124, 3.55% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (b)(c)

                                                                   21,855,000

ALASKA - 1.4%

Alaska Hsg. Fin. Corp.            1,100,000                        1,100,000
Participating VRDN Series
1999 D, 3.6% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina) (b)(c)

Valdez Marine Term. Rev.          8,495,000                        8,495,000
Participating VRDN Series
MSDW 1998 146, 3.55%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(c)

                                                                   9,595,000

ARIZONA - 2.3%

Maricopa County Poll. Cont.       1,000,000                        1,000,000
Corp. Rev. Bonds (Southern
California Edison Co.)
Series 1985 F, 3.55% tender
1/31/00, CP mode

Pima County Ind. Dev. Auth.       4,100,000                        4,100,000
Multi-family Hsg. Rev. (La
Cholla Apt. Proj.) Series
1996, 3.55%, LOC Chase Bank
of Texas NA, VRDN (b)

Pinal County Ind. Dev. Auth.      6,800,000                        6,800,000
Hosp. Rev. (Casa Grande Med.
Ctr. Proj.) Series 1995,
3.6%, LOC Chase Manhattan
Bank, VRDN (b)

Salt River Proj. Agric. Impt.
& Pwr. District Elec. Sys.
Rev.:

3.55% 11/1/99, CP                 1,000,000                        1,000,000

3.8% 1/18/00, CP                  1,600,000                        1,600,000

3.8% 1/25/00, CP                  1,000,000                        1,000,000

                                                                   15,500,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

CALIFORNIA - 1.6%

California Higher Ed. Student
Ln. Auth. Bonds:

Series 1987 A, 3.18%, tender     $ 6,500,000                      $ 6,500,000
5/1/00, LOC Nat'l.
Westminster Bank PLC

Series 1992 A2, 3.18%, tender     1,000,000                        1,000,000
4/1/00, LOC Student Ln.
Marketing Assoc.

Los Angeles Reg'l. Arpt.          3,100,000                        3,100,000
Impt. Rev. (Los Angeles
Int'l. Arpt., Air France)
3.75%, LOC Societe Generale,
France, VRDN (b)

                                                                   10,600,000

COLORADO - 0.2%

Colorado Springs Util. Sys.       1,000,000                        1,000,000
Impt. Rev. Participating
VRDN Series SGB 28, 3.57%
(Liquidity Facility Societe
Generale, France) (b)(c)

CONNECTICUT - 2.2%

Connecticut Health & Edl.         14,500,000                       14,500,000
Facilities Auth. Rev. (Yale
Univ. Proj.) Series U2,
3.55%, VRDN (b)

DELAWARE - 0.1%

Delaware Econ. Dev. Auth.         750,000                          750,000
Multi-family Rev.
(Schoolhouse Trust Prog.)
3.65%, LOC HSBC Bank USA,
VRDN (b)

DISTRICT OF COLUMBIA - 0.5%

District of Columbia Rev.         3,575,000                        3,575,000
(American Assoc. Med.
College) 3.48% (AMBAC
Insured), VRDN (b)

FLORIDA - 8.6%

Brevard County Hsg. Fin.          2,180,000                        2,180,000
Auth. (Sun Pointe Bay Apts.
Proj.) Series 1993, 3.6%
(Continental Casualty Co.
Guaranteed), VRDN (b)

Brevard County School             1,200,000                        1,204,607
District TAN 4% 6/30/00

Dade County Spl. Rev. (Youth      4,410,000                        4,410,000
Fair & Exposition Proj.)
3.6%, LOC SunTrust Bank,
Miami NA, VRDN (b)

Eustis Multi-Purp. Rev.           1,200,000                        1,200,000
Series 1997 A, 3.6%, LOC
SunTrust Bank, Central FL
NA, VRDN (b)

Halifax Hosp. Med. Ctr. TAN       3,625,000                        3,624,958
3.5% 3/15/00, LOC Bank of
America NA

Indian River County Hosp.
District Hosp. Rev. Bonds:

Series 1988, 3.6% tender          4,000,000                        4,000,000
11/2/99, LOC Kredietbank, CP
mode

Series 1989:

3.6% tender 11/2/99, LOC          1,800,000                        1,800,000
Kredietbank, CP mode

3.75% tender 12/1/99, LOC         1,200,000                        1,200,000
Kredietbank, CP mode

Series 1990, 3.55% tender         1,000,000                        1,000,000
11/1/99, LOC Kredietbank, CP
mode

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

FLORIDA - CONTINUED

Jacksonville Elec. Auth. Rev.    $ 3,100,000                      $ 3,100,000
Series C1, 3.75% 1/20/00, CP

Jacksonville Poll. Cont. Rev.
Bonds (Florida Pwr. & Lt.
Co. Proj.):

Series 1992, 3.55% tender         1,700,000                        1,700,000
2/10/00, CP mode

Series 1994, 3.55% tender         1,000,000                        1,000,000
2/10/00, CP mode

Lee County Hosp. Board Hosp.      1,100,000                        1,100,000
Rev. Bonds (Lee Memorial
Hosp. Proj.) Series 1997 B,
3.4% tender 11/10/99, CP mode

Miami Dade County School          4,600,000                        4,617,496
District TAN Series 1999, 4%
6/28/00

Miami Health Facilities Auth.     1,900,000                        1,900,000
Rev. (Miami Jewish Home and
Hosp. for the Aged Proj.)
Series 1992, 3.6%, LOC
SunTrust Bank, Miami NA,
VRDN (b)

Orange County Ed. Facilities      2,100,000                        2,100,000
Auth. Ed. Rev. (Rollins
College Proj.) Series 1999,
3.6%, LOC Bank of America
NA, VRDN (b)

Pasco County Hsg. Fin. Auth.      2,000,000                        2,000,000
Multi-family Hsg. Rev.
(Carlton Arms of Magnolia
Valley) Series 1985, 3.675%,
LOC First Union Nat'l. Bank,
North Carolina, VRDN (b)

Pensacola Rev. (Harborview        2,740,000                        2,740,000
Corp. Proj.) 3.55%, LOC
Amsouth Bank, Birmingham,
VRDN (b)

Reedy Creek Impt. District        4,900,000                        4,900,000
Participating VRDN Series
96C0904 Class A, 3.54%
(Liquidity Facility
Citibank, New York NA) (b)(c)

Sarasota County Pub. Hosp.        1,000,000                        1,000,000
District Rev. Bonds Series
A, 3.8% tender 3/10/00, CP
mode

Sunshine State Govt. Fing.        6,800,000                        6,800,000
Commission Rev. Bonds Series
1986, 3.6% tender 11/12/99
(AMBAC Insured), CP mode

Tampa Sports Auth.                1,900,000                        1,900,000
Participating VRDN Series
SGA 61, 3.55% (Liquidity
Facility Societe Generale,
France) (b)(c)

Univ. of Florida Athletic         2,200,000                        2,200,000
Assoc. Cap. Impt. Rev.
3.75%, LOC SunTrust Bank,
Miami NA, VRDN (b)

                                                                   57,677,061

GEORGIA - 8.8%

Bibb County Dev. Auth. Rev.       6,100,000                        6,100,000
Rfdg. & Impt. Series 1998,
3.6%, LOC SunTrust Bank of
Atlanta, VRDN (b)

Brooks County Dev. Auth. Rev.     2,400,000                        2,400,000
(Presbyterian Home, Inc.
Proj.) 3.6%, LOC SunTrust
Bank of Atlanta, VRDN (b)

Burke County Ind. Dev. Auth.
Poll. Cont. Rev. Bonds
(Georgia Pwr. Co. Plant
Vogtle Proj.):

Second Series 1994, 3.75%         1,000,000                        1,000,000
tender 1/12/00, CP mode

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

GEORGIA - CONTINUED

Burke County Ind. Dev. Auth.
Poll. Cont. Rev. Bonds
(Georgia Pwr. Co. Plant
Vogtle Proj.): - continued

Second Series 1995, 3.78%        $ 1,500,000                      $ 1,500,000
tender 4/25/00, CP mode

Third Series 1995, 3.75%          10,585,000                       10,585,000
tender 4/24/00, CP mode

DeKalb County Dev. Auth. Rev.:

(BDS Oglethorpe Univ. Proj.)      5,515,000                        5,515,000
3.6%, LOC SunTrust Bank of
Atlanta, VRDN (b)

(Marist School, Inc. Proj.)       3,500,000                        3,500,000
Series 1999, 3.6%, LOC
SunTrust Bank of Atlanta,
VRDN (b)

Fulton County Hsg. Auth.          5,670,000                        5,670,000
Multi-family Hsg. Rev. Rfdg.
(Champions Green Apts.
Proj.) Series 1994 B, 3.5%,
LOC Southtrust Bank NA, VRDN
(b)

Georgia Gen. Oblig.               3,000,000                        3,000,000
Participating VRDN 3.57%
(Liquidity Facility J.P.
Morgan & Co., Inc.) (b)(c)

Macon-Bibb County Hosp. Auth.     1,455,000                        1,455,000
Rev. (Med. Ctr. of Central
Georgia) 3.6%, LOC SunTrust
Bank of Atlanta, VRDN (b)

Marietta Hsg. Auth.               2,800,000                        2,800,000
Multi-family Hsg. Rev. Rfdg.
(Wood Pointe Apts.) Series
1993, 3.5%, LOC First Union
Nat'l. Bank, North Carolina,
VRDN (b)

Metro. Atlanta Rapid Transit      1,080,000                        1,080,000
Auth. Sales Tax Rev.
Participating VRDN Series
59, 3.55% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (b)(c)

Putnam County Poll. Cont.         2,600,000                        2,600,000
Rev. Bonds (Pwr. Co. Plant
Proj.) Second Series 1997,
3.8% tender 1/13/00, CP mode

Savannah Econ. Dev. Auth.         1,300,000                        1,300,000
Rev. Rfdg. (La Quinta Motor
Inns, Inc. Proj.) Series
1991, 3.65%, LOC Bank of
America Na, VRDN (b)

South Georgia Hosp. Auth.         11,000,000                       11,000,000
Rev. (Alliance Cmnty. Hosp.
Proj.) Series 1999 A, 3.6%
(AMBAC Insured), VRDN (b)

                                                                   59,505,000

HAWAII - 0.3%

Hawaii Gen. Oblig.                2,065,000                        2,065,000
Participating VRDN Series PA
483, 3.57% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(c)

IDAHO - 0.5%

Caribou County Poll. Cont.        1,500,000                        1,500,000
Rev. Rfdg. (Monsanto Co.
Proj.) Series 1990, 3.5%,
VRDN (b)

Idaho TAN Series 1999, 4.25%      2,100,000                        2,111,403
6/30/00

                                                                   3,611,403

ILLINOIS - 10.1%

Chicago Gen. Oblig. Bonds         1,600,000                        1,600,000
3.75%, tender 12/1/99

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

ILLINOIS - CONTINUED

Chicago Sales Tax Rev.           $ 4,900,000                      $ 4,900,000
Participating VRDN Series
FR/RI 24, 3.7% (Liquidity
Facility Bank of New York
NA) (b)(c)

Chicago School Reform Board
of Ed. Participating VRDN:

Series 1996 BB, 3.67%             3,400,000                        3,400,000
(Liquidity Facility Bank of
America NA) (b)(c)

Series 1998 115, 3.55%            2,800,000                        2,800,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(c)

Chicago Tax Increment Alloc.      2,800,000                        2,800,000
Rev. (Stockyards Southeast
Quad) Series 1996 B, 3.6%,
LOC Northern Trust Co.,
Chicago, VRDN (b)

Chicago Wtr. Rev.                 1,800,000                        1,800,000
Participating VRDN Series
1997 V, 3.6% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina) (b)(c)

Dupage Wtr. Commission Rfdg.      1,100,000                        1,100,000
Participating VRDN  Series
97C1301, 3.54% (Liquidity
Facility Citibank,  New York
NA) (b)(c)

Illinois Dev. Fin. Auth. Rev.:

(AMR Pooled Fing. Prog.           2,700,000                        2,700,000
Proj.) Series A, 3.7%,
(Liquidity Facility Bank of
Nova Scotia) (Liquidity
Facility Banque Nationale de
Paris) VRDN (b)

(Local Govt. Prog. Proj.)         3,900,000                        3,900,000
Series 1999 A, 3.6%  (AMBAC
Insured), VRDN (b)

Illinois Health Facilities
Auth. Rev.:

Bonds (SSM Health Care Proj.)
Series 1998 B:

3.7% tender 3/1/00 (MBIA          3,000,000                        3,000,000
Insured), CP mode

3.85% tender 1/24/00 (MBIA        1,000,000                        1,000,000
Insured), CP mode

Participating VRDN Series PT      6,370,000                        6,370,000
113, 3.57% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(c)

(Little Co. of Mary Hosp.         19,995,000                       19,995,000
Proj.) Series 1997 B, 3.55%
(MBIA Insured), VRDN (b)

(The Carle Foundation Proj.)      3,000,000                        3,000,000
Series 1999, 3.55%  (AMBAC
Insured), VRDN (b)

Rfdg. (Franciscan Eldercare &     1,200,000                        1,200,000
Cmnty. Svcs. Proj.)  Series
1996 C, 3.5%, LOC LaSalle
Nat'l. Bank,  Chicago, VRDN
(b)

Illinois Reg'l. Trans. Auth.
Participating VRDN:

Series SGB 10, 3.57%              1,645,000                        1,645,000
(Liquidity Facility Societe
Generale, France) (b)(c)

Series SGB 19, 3.57%              1,000,000                        1,000,000
(Liquidity Facility Societe
Generale, France) (b)(c)

Lombard Ind. Proj. Rev. Rfdg.     3,375,000                        3,375,000
(B&H Partnership Proj.)
Series 1995, 3.9%, LOC
Comerica Bank, Detroit, VRDN
(b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

ILLINOIS - CONTINUED

McCook Rev. (Saint Andrew        $ 1,300,000                      $ 1,300,000
Society) Series 1996 A,
3.65%, LOC Northern Trust
Co., Chicago, VRDN (b)

Schaumberg Ind. Dev. Rev.         1,420,000                        1,420,000
Rfdg. (La Quinta Motor Inns,
Inc. Proj.) Series 1991,
3.65%, LOC Bank of America
Na, VRDN (b)

                                                                   68,305,000

INDIANA - 5.1%

Fort Wayne Poll. Cont. Rev.       12,780,000                       12,780,000
(Gen. Motors Corp. Proj.)
3.55%, VRDN (b)

Indianapolis Gas Util. Sys.
Rev.:

3.6% 11/12/99, CP                 2,800,000                        2,800,000

3.65% 1/27/00, CP                 1,400,000                        1,400,000

Richmond Econ. Dev. Rev.          8,100,000                        8,100,000
(Friends Fellowship Cmnty.
Proj.) Series 1997, 3.55%,
LOC Bank One, Indiana NA,
VRDN (b)

South Bend Cmnty. School          1,100,000                        1,100,612
Corp. TAN 3.5% 12/31/99

Sullivan Poll. Cont. Rev.
Bonds (Hoosier Energy Rural
Elec. Coop.):

Series 1985 L 1, 3.65% tender     1,000,000                        1,000,000
1/28/00 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode

Series 1985 L 3, 3.55% tender     2,200,000                        2,200,000
1/21/00 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode

Series 1985 L 5:

3.55% tender 1/26/00 (Nat'l.      1,700,000                        1,700,000
Rural Util. Coop. Fin. Corp.
Guaranteed), CP mode

3.55% tender 1/28/00 (Nat'l.      1,100,000                        1,100,000
Rural Util. Coop. Fin. Corp.
Guaranteed), CP mode

Series 1985 L 6, 3.55% tender     1,800,000                        1,800,000
1/25/00 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode

                                                                   33,980,612

KANSAS - 0.5%

La Cygne Envir. Impt. Rev.        2,500,000                        2,500,000
Rfdg. (Kansas City Pwr. &
Lt. Co.) Series 1994, 3.6%,
VRDN (b)

Wichita Gen. Oblig. BAN 4%        1,000,000                        1,001,750
2/24/00

                                                                   3,501,750

KENTUCKY - 0.8%

Jefferson County Poll. Cont.      1,635,000                        1,635,000
Rev. Bonds (Louisville Gas &
Elec. Co. Proj.) Series 1993
A, 3.65% tender 1/28/00, CP
mode

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

KENTUCKY - CONTINUED

Kentucky Asset Liability         $ 1,000,000                      $ 1,000,000
Commission Agcy. Fund Rev.
Bonds Series 1999, 3.7%
tender 12/10/99 (Liquidity
Facility Westdeutsche
Landesbank Girozentrale), CP
mode

Kentucky Asset Liability          1,500,000                        1,501,685
Commission Gen. Fund Rev.
Bonds First Series, 3.5%
3/1/00

Trimble County Poll. Cont.        1,000,000                        1,000,000
Rev. Bonds (Louisville Gas &
Elec. Co. Proj.) Series 1992
A, 3.8% tender 1/21/00, CP
mode

                                                                   5,136,685

LOUISIANA - 2.1%

Calcasieu Parish Ind. Dev.        4,450,000                        4,450,000
Board Poll. Cont. Rev. Rfdg.
(PPG Industries) Series
1992, 3.5%, VRDN (b)

Louisiana Pub. Facilities         10,000,000                       10,000,000
Auth. Rev. Bonds (Christus
Health Proj.) Series B,
3.55% tender 3/1/00 (AMBAC
Insured), CP mode

                                                                   14,450,000

MARYLAND - 1.8%

Baltimore County Metro.           7,000,000                        7,000,000
District 3.55% 11/1/99
(Liquidity Facility
Westdeutsche Landesbank
Girozentrale), CP

Maryland Cmnty. Dev.              2,185,000                        2,185,000
Administration Dept.
Participating VRDN Series
1997 P, 3.57% (Liquidity
Facility Caisse des Depots
et Consignations) (b)(c)

Montgomery County Hsg.            2,850,000                        2,850,000
Opportunity Commission
Single Family Mtg. Rev.
Participating VRDN Series PA
40, 3.57% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(c)

                                                                   12,035,000

MASSACHUSETTS - 0.5%

Massachusetts Ind. Fin. Agcy.     1,700,000                        1,700,000
Rev. Rfdg. (Showa Womens
Institute Boston, Inc. 1994
Proj.) 3.75%, VRDN (b)

Massachusetts Tpk. Auth.          1,925,000                        1,925,000
Western Tpk. Rev.
Participating VRDN Series
1997 N, 3.65% (Liquidity
Facility Bank of America NA)
(b)(c)

                                                                   3,625,000

MICHIGAN - 1.0%

Michigan Muni. Bond Auth.
Rev. RAN:

Series B1, 4.25% 8/25/00          1,600,000                        1,608,164

Series B2, 4.25% 8/25/00, LOC     2,100,000                        2,111,213
Morgan Guaranty Trust Co., NY

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - CONTINUED

Wayne Charter County             $ 1,500,000                      $ 1,500,000
Participating VRDN Series SG
122, 3.57% (Liquidity
Facility Societe Generale,
France) (b)(c)

Wayne-Westland Cmnty. Schools     1,320,000                        1,320,000
Participating VRDN Series
67, 3.55% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (b)(c)

                                                                   6,539,377

MINNESOTA - 1.0%

Minnesota Gen. Oblig.             3,300,000                        3,300,000
Participating VRDN Series
ROC 2994, 3.57% (Liquidity
Facility Commerzbank AG)
(b)(c)

Minnesota Hsg. Fin. Agcy.         1,900,000                        1,900,000
Single Family Mtg.
Participating VRDN Series PT
114, 3.57% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(c)

Minnetonka Multi-family Hsg.      1,300,000                        1,300,000
Rev. Rfdg. (Cliffs at
Ridgedale Proj.) Series
1995, 3.6% (Fannie Mae
Guaranteed), VRDN (b)

                                                                   6,500,000

MISSOURI - 0.2%

Missouri Envir. Impt. &           1,000,000                        1,000,000
Energy Resources Auth. Poll.
Cont. Rev. Bonds (Union
Elec. Co. Proj.) Series 1985
A, 3.3% tender 1/27/00, LOC
UBS AG, CP mode

NEBRASKA - 0.9%

Nebraska Pub. Pwr. District       6,250,000                        6,253,781
Rev. Bonds Series A, 4.5%
1/1/00

NEVADA - 0.4%

Nevada Gen. Oblig.                2,500,000                        2,500,000
Participating VRDN Series
SGB 97 31, 3.57% (Liquidity
Facility Societe Generale,
France) (b)(c)

NEW HAMPSHIRE - 0.5%

New Hampshire Bus. Fin. Auth.     3,300,000                        3,300,000
Poll. Cont. Rev. Bonds (New
England Pwr. Co. Proj.)
Series 1990 B, 3.75% tender
3/1/00, CP mode

NEW JERSEY - 0.6%

Woodbridge Township Gen.          4,200,000                        4,214,954
Oblig. BAN 3.9% 7/28/00

NEW YORK - 0.6%

Long Island Pwr. Auth. New
York Elec. Sys. Rev.
Participating VRDN:

Series 1998 A, 3.57%              1,200,000                        1,200,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - CONTINUED

Long Island Pwr. Auth. New
York Elec. Sys. Rev.
Participating VRDN: -
continued

Series PA 420, 3.57%             $ 1,200,000                      $ 1,200,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(c)

Metro. Trans. Auth. New York      1,700,000                        1,700,000
Trans. Facilities Rev.
Series CP1, 3.45% 1/13/00,
LOC ABN-AMRO Bank NV, CP

                                                                   4,100,000

NORTH CAROLINA - 1.0%

North Carolina Med. Care          2,400,000                        2,400,000
Commission Rev. 3.6%, LOC
Bank of America NA, VRDN (b)

North Carolina Muni. Pwr.         4,200,000                        4,200,000
Agcy. #1 Catawba Elec. Rev.
3.7% 11/30/99, LOC Morgan
Guaranty Trust Co., NY, LOC
UBS AG, CP

                                                                   6,600,000

NORTH DAKOTA - 0.1%

Oliver County Participating       600,000                          600,000
VRDN Series 1998 12, 3.55%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(c)

OHIO - 2.0%

Clinton County Hosp. Rev.         2,000,000                        2,000,000
(Hosp. Cap., Inc. Pooled
Fing. Prog.) Series 1998,
3.6%, LOC Fifth Third Bank,
Cincinnati, VRDN (b)

Ohio Higher Edl. Facilities       8,200,000                        8,200,000
Rev. (Pooled Fing. Prog.)
Series 1997, 3.55%, LOC
Fifth Third Bank,
Cincinnati, VRDN (b)

Ohio Pub. Facilities              3,000,000                        3,033,962
Commission Higher Ed. Cap.
Facilities Bonds Series II
B, 5% 11/1/00 (FSA Insured)

                                                                   13,233,962

OKLAHOMA - 0.6%

Oklahoma Dev. Fin. Auth. Rev.     4,200,000                        4,200,000
(Hosp. Assoc. Pool Ln. Prog.
Proj.) Series 1999 A, 3.6%
(Cdc Fdg. Corp. Guaranteed),
VRDN (b)

PENNSYLVANIA - 4.3%

Allegheny County Hosp. Dev.       3,400,000                        3,400,000
Auth. Rev. (St. Margaret
Mem. Hosp. Proj.) Series
1992, 3.6%, LOC Mellon Bank
NA, Pittsburgh, VRDN (b)

Beaver County Ind. Dev. Auth.     1,800,000                        1,800,000
Poll. Cont. Rev. Bonds
(Duquesne Lt. Co. Proj.)
4.7% tender 11/18/99, CP mode

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Berks County Ind. Dev. Auth.     $ 475,000                        $ 475,000
Manufacturing Facilities
Rev. (Construction Fasteners
Proj.) Series 1996 A, 3.6%,
LOC First Union Nat'l. Bank,
North Carolina, VRDN (b)

Dauphin County Gen. Auth. Rev.:

(All-Health Pooled Fing.          4,985,000                        4,985,000
Prog.) Series 1997 B, 3.6%
(FSA Insured) (BPA Cr. Swiss
First Boston Bank), VRDN (b)

(School District Pooled Fing.     7,600,000                        7,600,000
Prog.) 3.55% (AMBAC Insured)
(BPA Commerzbank AG), VRDN
(b)

North Pennsylvania Wtr. Auth.     1,030,000                        1,030,000
Wtr. Rev. Participating VRDN
Series SGA 30, 3.55%
(Liquidity Facility Societe
Generale, France) (b)(c)

Pennsylvania                      1,700,000                        1,700,000
Intergovernmental Coop.
Auth. Spl. Tax Rev.
Participating VRDN Series
SG-16, 3.57% (Liquidity
Facility Societe Generale,
France) (b)(c)

Philadelphia Gen. Oblig. TRAN     1,650,000                        1,657,920
Series A 1999- 2000, 4.25%
6/30/00

Philadelphia School District      4,800,000                        4,816,913
TRAN Series A, 4% 6/30/00,
LOC First Union Nat'l. Bank,
North Carolina

Quakertown Hosp. Auth. Hosp.      1,400,000                        1,400,000
Rev. (Pooled Fing. Prog.)
Series 1985-A, 3.6%, LOC PNC
Bank NA, VRDN (b)

                                                                   28,864,833

SOUTH CAROLINA - 2.4%

Oconee County Poll. Cont.         1,500,000                        1,500,000
Rev. Bonds (Duke Energy Co.
Proj.) Series A, 3.85%
tender 1/18/00, CP mode

South Carolina Edl.               5,475,000                        5,475,000
Facilities Auth. (Claflin
College) Series 1997, 3.7%,
LOC Bank of America NA, VRDN
(b)

South Carolina Hsg. Fin. &        9,415,000                        9,415,000
Hsg. Dev. Auth. Multi-family
Rev. Rfdg.
(Spartanburg-Oxford Proj.)
Series 1990 D, 3.65%
(Continental Casualty Co.
Guaranteed), VRDN (b)

                                                                   16,390,000

TENNESSEE - 3.1%

Knox County Health & Ed. Hsg.     2,900,000                        2,900,000
Facilities Board Rev.
(Pooled Hosp. Ln. Prog.)
Series 1999 A, 3.6%
(Liquidity Facility
Landesbank
Hessen-Thuringen), VRDN (b)

Memphis Gen. Oblig.               1,200,000                        1,200,000
Participating VRDN Series
SGB 23, 3.57% (Liquidity
Facility Societe Generale,
France) (b)(c)

Sevier County Pub. Bldg.          1,205,000                        1,205,000
Auth. Rev. Series 2D3, 3.45%
(AMBAC Insured), VRDN (b)

Shelby County Gen. Oblig.:

Participating VRDN Series SGB     2,600,000                        2,600,000
21, 3.57% (Liquidity
Facility Societe Generale,
France) (b)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

TENNESSEE - CONTINUED

Shelby County Gen. Oblig.: -
continued

TAN Series B, 4.25% 6/30/00      $ 9,700,000                      $ 9,733,081

3.8% 1/19/00, CP                  2,100,000                        2,100,000

Tusculum Health Ed. & Hsg.        1,000,000                        1,000,000
Facilities Rev. (Tusculum
College Proj.) Series 1998,
3.6%, LOC SunTrust Bank,
Nashville NA, VRDN (b)

                                                                   20,738,081

TEXAS - 16.3%

Austin Combined Util. Sys.
Rev. Series A:

3.55% 11/1/99, LOC Morgan         1,000,000                        1,000,000
Guaranty Trust Co., NY, CP

3.65% 11/1/99, LOC Morgan         2,600,000                        2,600,000
Guaranty Trust Co., NY, CP

Austin Gen. Oblig.                1,100,000                        1,100,000
Participating VRDN Series
1999 2, 3.57% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (b)(c)

Austin Hsg. Fin. Corp.            1,000,000                        1,000,000
Multi-family Hsg. Rev.
(Riverchase Proj.) Series
1985 A, 3.5%, LOC Household
Fin. Corp., VRDN (b)

Brazos Hbr. Ind. Dev. Corp.       1,500,000                        1,500,000
Poll. Cont. Rev. Bonds
Series 1986, 3.8% tender
1/25/00, CP mode

Brazos River Hbr. Navigation      1,000,000                        1,000,000
District Bonds (Dow Chemical
Co. Proj.) Series 1990, 3.5%
tender 11/17/99, CP mode

Brazos River Hbr. Navigation      4,000,000                        4,000,000
District of Brasoria County
Rev. Bonds (Dow Chemical Co.
Proj.) Series 1991, 3.65%
tender 11/18/99, CP mode

Carroll Independent School        3,040,000                        3,040,000
District Participating VRDN
Series PT 1120, 3.57%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(c)

Coastal Wtr. Auth.                1,020,000                        1,020,000
Participating VRDN Series 97
J, Class A 3.57% (Liquidity
Facility Caisse des Depots
et Consignations) (b)(c)

Colorado River Muni. Wtr.         3,161,000                        3,161,000
District Rev. Participating
VRDN Series PA 187, 3.57%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(c)

Comal County Health               2,100,000                        2,100,000
Facilities Dev. Rev.
(McKenna Memorial Health
Sys.) 3.55%, LOC Chase Bank
of Texas NA, VRDN (b)

Dallas Wtr. & Swr. Sys. Rev.
Series B:

3.7% 12/15/99, CP                 2,184,000                        2,184,000

3.7% 12/15/99, CP                 2,310,000                        2,310,000

Denton Util. Sys. Rev. Rfdg.      1,000,000                        1,000,000
Participating VRDN Series
SGA 32, 3.55% (Liquidity
Facility Societe Generale,
France) (b)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

TEXAS - CONTINUED

El Paso Ind. Dev. Auth. Rev.     $ 825,000                        $ 825,000
Rfdg. (La Quinta Motor Inns,
Inc. Proj.) Series 1991,
3.65%, LOC Bank of America
Na, VRDN (b)

Farmers Branch Ind. Dev.          1,300,000                        1,300,000
Corp. Rev. Rfdg. (PPG Ind.,
Inc. Proj.) Series 1992,
3.5%, VRDN (b)

Greater East Texas Higher Ed.     1,000,000                        1,000,000
Auth. Student Ln. Rev. Rfdg.
Bonds Series 1992 A, 3.8%,
tender 9/1/00, LOC Student
Ln. Marketing Assoc.

Harris County Gen. Oblig.:

Series A:

3.55% 1/31/00, CP                 1,294,000                        1,294,000

3.8% 1/25/00, CP                  1,100,000                        1,100,000

Series C, 3.55% 1/28/00, CP       1,500,000                        1,500,000

Harris County Health
Facilities Dev. Corp. Spec.
Facilities Rev. (Texas Med.
Ctr. Proj.):

Series 1999 B, 3.55% (FSA         1,500,000                        1,500,000
Insured), VRDN (b)

3.75% (MBIA Insured), VRDN (b)    1,000,000                        1,000,000

Harris County Ind. Dev. Corp.     1,400,000                        1,400,000
Ind. Dev. Rev. (Johann
Haltermann) Series 1996 A,
3.55%, LOC Chase Bank of
Texas NA, VRDN (b)

Houston Wtr. & Swr. Sys. Rev.     1,720,000                        1,720,000
Participating VRDN Series RI
32, 3.7% (Liquidity Facility
Bank of New York NA) (b)(c)

Lower Colorado River Auth.
Rev.:

3.75% 1/31/00, CP                 1,800,000                        1,800,000

3.8% 1/31/00, CP                  2,700,000                        2,700,000

3.9% 1/31/00, CP                  1,400,000                        1,400,000

North Central Texas Health
Facilities Dev. Corp. Rev.
Bonds (Dallas Methodist
Hosp. Proj.) Series 1998:

3.55% tender 1/25/00 (AMBAC       9,000,000                        9,000,000
Insured), CP mode

3.55% tender 1/31/00 (AMBAC       1,200,000                        1,200,000
Insured), CP mode

Nueces River Ind. Dev. Auth.      1,000,000                        1,000,000
Poll. Cont. Rev. Rfdg. Bonds
(San Miguel Elec. Coop.,
Inc. Proj.) Series 1984,
3.7% tender 11/9/99 (Nat'l.
Rural Util. Coop. Fin. Corp.
Guaranteed), CP mode

San Antonio Arpt. Sys.            8,805,000                        8,805,000
Participating VRDN Series
96C4305, 3.54% (Liquidity
Facility Citibank, New York
NA) (b)(c)

San Antonio Elec. & Gas Rev.
Participating VRDN:

Series SG 101, 3.57%              3,400,000                        3,400,000
(Liquidity Facility Societe
Generale, France) (b)(c)

Series SG 105, 3.57%              1,000,000                        1,000,000
(Liquidity Facility Societe
Generale, France) (b)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

TEXAS - CONTINUED

Southwest Higher Ed. Auth.       $ 1,900,000                      $ 1,900,000
Rev. (Southern Methodist
Univ.) 3.55%, LOC Landesbank
Hessen-Thuringen, VRDN (b)

Texarkana Ind. Dev. Corp.         1,690,000                        1,690,000
Ind. Dev. Rev. Rfdg. (La
Quinta Motor Inns, Inc.
Proj.) Series 1991, 3.65%,
LOC Bank of America Na, VRDN
(b)

Texas Gen. Oblig. TRAN Series     32,900,000                       33,111,123
1999 A, 4.5% 8/31/00

Univ. of Texas Univ. Revs         2,900,000                        2,900,000
Participating VRDN Series
1998 97, 3.55% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (b)(c)

                                                                   109,560,123

UTAH - 3.2%

Intermountain Pwr. Agcy. Pwr.
Supply Rev.:

Bonds Series C, 6% 7/1/00         1,600,000                        1,628,690
(MBIA Insured)

Series 1997 B2:

3.45% 1/27/00, CP                 2,000,000                        2,000,000

3.7% 11/9/99, CP                  11,000,000                       11,000,000

Series 1998 B5:

3.45% 1/27/00, CP                 1,300,000                        1,300,000

3.7% 11/9/99, CP                  1,000,000                        1,000,000

Provo City Hsg. Rev.              4,330,000                        4,330,000
(Branbury Park Proj.) Series
1987 A, 3.55%, LOC Bank One,
Arizona NA, VRDN (b)

                                                                   21,258,690

VERMONT - 0.5%

Vermont Edl. & Health Bldg.       1,500,000                        1,500,000
Fin. Agcy. Rev. Bonds
(Middlebury College Proj.)
Series 1988 A, 3.1%, tender
11/1/99

Vermont Hsg. Fin. Agcy.           1,995,000                        1,995,000
Single Family Hsg. Rev.
Bonds Series 10 D, 3.1%
4/28/00

                                                                   3,495,000

VIRGINIA - 3.8%

Chesapeake Ind. Dev. Auth.        1,000,000                        1,000,000
Poll. Cont. Rev. Bonds
(Virginia Elec. & Pwr. Co.
Proj.) Series 1985, 3.7%
tender 1/19/00, CP mode

Chesterfield County Ind. Dev.
Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. & Pwr. Co.
Proj.):

Series 1987 A, 3.5% tender        1,000,000                        1,000,000
11/1/99, CP mode

Series B, 3.8% tender 2/1/00,     2,335,000                        2,335,000
CP mode

Fairfax County Gen. Oblig.        1,000,000                        1,000,000
Participating VRDN Series PA
149, 3.57% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

VIRGINIA - CONTINUED

Louisa Ind. Dev. Auth. Poll.
Cont. Rev. Bonds (Virginia
Elec. & Pwr. Co. Proj.):

Series 1984, 3.7% tender         $ 1,000,000                      $ 1,000,000
12/20/99, CP mode

Series 1985, 3.8% tender          2,000,000                        2,000,000
2/1/00, CP mode

Richmond Pub. Util. Rev.          10,000,000                       10,000,000
Series 1998 A, 3.65%, VRDN
(b)

Roanoke Ind. Dev. Auth. Hosp.     5,750,000                        5,750,000
Rev. (Carilion Health Sys.)
Series 1997-B, 3.6%
(Liquidity Facility Bank of
America NA), VRDN (b)

Virginia Beach Ind. Dev.          1,475,000                        1,475,000
Auth. Rev. Rfdg. (La Quinta
Motor Inns, Inc. Proj.)
Series 1993, 3.65%, LOC Bank
of America Na, VRDN (b)

                                                                   25,560,000

WASHINGTON - 5.9%

Port of Seattle Rev. Series A:

3.55% 11/1/99, LOC Bank of        1,000,000                        1,000,000
America NA, CP

3.7% 12/10/99, LOC Bank of        2,235,000                        2,235,000
America NA, CP

Seattle Ltd. Tax:

Bonds Series D, 3.7% tender       2,400,000                        2,400,000
4/3/00 (Liquidity Facility
Cr. Communale De Belgique),
CP mode

Participating VRDN Series SGB     5,000,000                        5,000,000
12, 3.57% (Liquidity
Facility Societe Generale,
France) (b)(c)

Washington Participating VRDN     5,395,000                        5,395,000
Series 1993 C Class A, 3.54%
(Liquidity Facility
Citibank, New York NA) (b)(c)

Washington Gen. Oblig.:

Bonds Series R 1998 B, 4%         2,500,000                        2,502,744
1/1/00

Participating VRDN:

Series 984703, 3.54%              6,600,000                        6,600,000
(Liquidity Facility
Citibank, New York NA) (b)(c)

Series SG 37, 3.57%               5,500,000                        5,500,000
(Liquidity Facility Societe
Generale, France) (b)(c)

Series SGA 35, 3.55%              1,000,000                        1,000,000
(Liquidity Facility Societe
Generale, France) (b)(c)

Series SGA 36, 3.55%              2,260,000                        2,260,000
(Liquidity Facility Societe
Generale, France) (b)(c)

Series SGB 11, 3.57%              1,000,000                        1,000,000
(Liquidity Facility Societe
Generale, France) (b)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

WASHINGTON - CONTINUED

Washington Gen. Oblig.: -
continued

Participating VRDN:

Series SGB 9, 3.57%              $ 900,000                        $ 900,000
(Liquidity Facility Societe
Generale, France) (b)(c)

Washington Pub. Pwr. Supply       4,100,000                        4,100,000
Sys. Rev. Participating VRDN
Series PT 80, 3.62%
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(c)

                                                                   39,892,744

WISCONSIN - 1.4%

Milwaukee County                  5,500,000                        5,500,000
Participating VRDN Series
FR/RI A37, 3.7% (Liquidity
Facility Bank of New York
NA) (b)(c)

Wisconsin Gen. Oblig. Series      1,600,000                        1,600,000
1998 B, 3.55% 3/15/00, CP

Wisconsin Trans. Rev. Series      2,581,000                        2,581,000
1997, 3.55% 11/1/99, CP

                                                                   9,681,000

WYOMING - 0.0%

Wyoming Cmnty. Dev. Auth.         280,000                          280,000
Participating VRDN Series PT
112, 3.57% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(c)

MULTIPLE STATES - 0.4%

Stephens Equity Trust I           2,782,035                        2,782,035
Participating VRDN Series
1996, 3.67%, LOC Bayerische
Hypo-und Vereinsbank AG
(b)(c)

TOTAL INVESTMENT PORTFOLIO -                                       678,812,091
100.8%

NET OTHER ASSETS - (0.8)%                                          (5,700,956)

NET ASSETS - 100%                                                $ 673,111,135

Total Cost for Income Tax Purposes                               $ 678,812,356

Prior to this report, certain information related to portfolio holdings was stated as a percentage of the fund's investments.

SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TAN - TAX ANTICIPATION NOTE

TRAN - TAX AND REVENUE
       ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION

At October 31, 1999, the fund had a capital loss carryforward of approximately $96,000 of which $65,000, $3,000 and $28,000 will expire on October 31, 2004, 2005 and 2007, respectively.

During the fiscal year ended October 31, 1999, 100% of the fund's income dividends was free from federal income tax, and 0% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

TAX-EXEMPT FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                         OCTOBER 31, 1999

ASSETS

Investment in securities, at                $ 678,812,091
value -  See accompanying
schedule

Cash                                         48,803

Receivable for fund shares                   4,481,027
sold

Interest receivable                          4,056,536

 TOTAL ASSETS                                687,398,457

LIABILITIES

Payable for investments        $ 9,500,000
purchased on a  delayed
delivery basis

Payable for fund shares         4,228,528
redeemed

Distributions payable           140,183

Accrued management fee          71,223

Distribution fees payable       177,589

Other payables and accrued      169,799
expenses

 TOTAL LIABILITIES                           14,287,322

NET ASSETS                                  $ 673,111,135

Net Assets consist of:

Paid in capital                             $ 673,206,410

Accumulated net realized gain                (95,305)
(loss) on investments

Unrealized gain from                         30
accretion of discount

NET ASSETS                                  $ 673,111,135

DAILY MONEY CLASS: NET ASSET                 $1.00
VALUE, offering price and
redemption price per   share
($503,073,297 (divided by)
503,144,278 shares)

CAPITAL RESERVES CLASS: NET                  $1.00
ASSET VALUE, offering price
and redemption price per
share ($170,037,838 (divided
by) 170,061,829 shares)

STATEMENT OF OPERATIONS
                              YEAR ENDED OCTOBER 31, 1999

INTEREST INCOME                              $ 22,420,966

Expenses

Management fee                 $ 1,717,511

Transfer agent fees             1,506,415

Distribution fees               2,175,102

Accounting fees and expenses    120,455

Non-interested trustees'        2,226
compensation

Custodian fees and expenses     40,566

Registration fees               287,417

Audit                           31,901

Miscellaneous                   33,758

 Total expenses before          5,915,351
reductions

 Expense reductions             (1,003,057)   4,912,294

NET INTEREST INCOME                           17,508,672

NET REALIZED GAIN (LOSS) ON                   (27,371)
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 17,481,301
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED OCTOBER 31, 1999  YEAR ENDED OCTOBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 17,508,672                 $ 19,827,079

 Net realized gain (loss)         (27,371)                     55,913

 Increase (decrease) in net       -                            30
unrealized gain from
accretion of discount

 NET INCREASE (DECREASE) IN       17,481,301                   19,883,022
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (17,508,672)                 (19,827,079)
from net interest income

Share transactions - net          (31,698,257)                 59,546,704
increase (decrease)

  TOTAL INCREASE (DECREASE)       (31,725,628)                 59,602,647
IN NET ASSETS

NET ASSETS

 Beginning of period              704,836,763                  645,234,116

 End of period                   $ 673,111,135                $ 704,836,763


FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS

YEARS ENDED OCTOBER 31,          1999     1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
of period

Income from Investment
Operations

Net interest income               .026     .030     .031     .030     .033

Less Distributions

From net interest income          (.026)   (.030)   (.031)   (.030)   (.033)

Net asset value, end of period   $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN A                    2.65%    3.03%    3.10%    3.02%    3.36%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 503    $ 519    $ 469    $ 500    $ 559
(in millions)

Ratio of expenses to average      .65% B   .65% B   .65% B   .65% B   .65% B
net assets

Ratio of net interest income      2.61%    2.99%    3.06%    2.98%    3.31%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CAPITAL RESERVES CLASS,038

YEARS ENDED OCTOBER 31,          1999     1998     1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000  $ 1.000  $ 1.000000
period

Income from Investment
Operations

Net interest income               .024     .027     .000078

Less Distributions

From net interest income          (.024)   (.027)   (.000078)

Net asset value, end of period   $ 1.000  $ 1.000  $ 1.000000

TOTAL RETURN B, C                 2.40%    2.78%    .01%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 170    $ 186    $ 177
millions)

Ratio of expenses to average      .90% D   .90% D   .90% A, D
net assets

Ratio of net interest income      2.37%    2.73%    2.81% A
to average net assets

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES CLASS
SHARES)

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the funds") are funds of Newbury Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Each Fund is authorized to issue an unlimited number of shares.

Prime and Tax-Exempt each offer two classes of shares, Daily Money Class and Capital Reserves Class whereas Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class, and Advisor C Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. For
Tax-Exempt, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees of the Prime Fund must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES - CONTINUED

prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. JOINT TRADING ACCOUNT.

At the end of the period, Treasury had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

SUMMARY OF JOINT TRADING

DATED JULY 2, 1999, DUE JANUARY 10, 2000                     AT 5.18%
Number of dealers or banks                                   1
Maximum amount with one dealer or bank .                     100.0%
Aggregate principal amount of agreements                     $500,000,000
Aggregate maturity amount of agreements                      $513,813,334
Aggregate market value of transferred assets                 $511,471,086
Coupon rates of transferred assets                           0.00% to 11.63%
Maturity dates of transferred assets                         1/31/00 to 2/15/26
DATED JULY 2, 1999, DUE JANUARY 12, 2000                     AT 5.17%
Number of dealers or banks                                   1
Maximum amount with one dealer or bank                       100.0%
Aggregate principal amount of agreements                     $500,000,000
Aggregate maturity amount of agreements                      $513,930,278
Aggregate market value of transferred assets                 $511,191,184
Coupon rates of transferred assets                           0.00% to 12.00%
Maturity dates of transferred assets                         1/31/00 to 11/15/28


3. JOINT TRADING ACCOUNT - CONTINUED

SUMMARY OF JOINT TRADING - CONTINUED

DATED JULY 6, 1999, DUE JANUARY 12, 2000                     AT 5.18%
Number of dealers or banks                                   1
Maximum amount with one dealer or bank                       100.0%
Aggregate principal amount of agreements                     $300,000,000
Aggregate maturity amount of agreements                      $308,201,666
Aggregate market value of transferred assets                 $306,138,132
Coupon rates of transferred assets                           0.00% to 14.25%
Maturity dates of transferred assets                         1/27/00 to 8/15/29
DATED JULY 15, 1999, DUE JANUARY 18, 2000                    AT 5.12%
Number of dealers or banks                                   1
Maximum amount with one dealer or bank                       100.0%
Aggregate principal amount of agreements                     $300,000,000
Aggregate maturity amount of agreements                      $307,978,667
Aggregate market value of transferred assets                 $306,138,132
Coupon rates of transferred assets                           0.00% to 14.25%
Maturity dates of transferred assets                         1/27/00 to 8/15/29
DATED AUGUST 10, 1999, DUE JANUARY 24, 2000                  AT 5.37%
Number of dealers or banks                                   1
Maximum amount with one dealer or bank                       100.0%
Aggregate principal amount of agreements                     $300,000,000
Aggregate maturity amount of agreements                      $307,473,250
Aggregate market value of transferred assets                 $306,954,931
Coupon rates of transferred assets                           0.00% to 14.00%
Maturity dates of transferred assets                         12/16/99 to 2/15/29
DATED AUGUST 17, 1999, DUE JANUARY 18, 2000                  AT 5.32%
Number of dealers or banks                                   1
Maximum amount with one dealer or bank                       100.0%
Aggregate principal amount of agreements                     $500,000,000
Aggregate maturity amount of agreements                      $510,566,112
Aggregate market value of transferred assets                 $510,002,936
Coupon rates of transferred assets                           4.00% to 7.75%
Maturity dates of transferred assets                         9/30/00 to 8/15/04


3. JOINT TRADING ACCOUNT - CONTINUED

SUMMARY OF JOINT TRADING - CONTINUED

DATED OCTOBER 6, 1999, DUE JANUARY 18, 2000                  AT 5.35%
Number of dealers or banks                                   1
Maximum amount with one dealer or bank                       100.0%
Aggregate principal amount of agreements                     $400,000,000
Aggregate maturity amount of agreements                      $406,182,222
Aggregate market value of transferred assets                 $409,395,498
Coupon rates of transferred assets                           5.25% to 14.00%
Maturity dates of transferred assets                         2/29/00 to 8/15/29
DATED OCTOBER 7, 1999, DUE FEBRUARY 1, 2000                  AT 5.34%
Number of dealers or banks                                   1
Maximum amount with one dealer or bank                       100.0%
Aggregate principal amount of agreements                     $500,000,000
Aggregate maturity amount of agreements                      $508,677,500
Aggregate market value of transferred assets                 $510,608,264
Coupon rates of transferred assets                           4.00% to 14.00%
Maturity dates of transferred assets                         12/31/99 to 11/15/28
DATED OCTOBER 8, 1999, DUE FEBRUARY 8, 2000                  AT 5.35%
Number of dealers or banks                                   1
Maximum amount with one dealer or bank                       100.0%
Aggregate principal amount of agreements                     $500,000,000
Aggregate maturity amount of agreements                      $509,139,583
Aggregate market value of transferred assets                 $511,596,505
Coupon rates of transferred assets                           4.00% to 7.88%
Maturity dates of transferred assets                         10/31/00 to 10/15/06
DATED OCTOBER 21, 1999, DUE NOVEMBER 10, 1999                AT 5.14%
Number of dealers or banks                                   1
Maximum amount with one dealer or bank                       100.0%
Aggregate principal amount of agreements                     $1,000,000,000
Aggregate maturity amount of agreements                      $1,002,855,556
Aggregate market value of transferred assets                 $1,023,183,105
Coupon rates of transferred assets                           0.00% to 14.00%
Maturity dates of transferred assets                         12/16/99 to 2/15/29


3. JOINT TRADING ACCOUNT - CONTINUED

SUMMARY OF JOINT TRADING - CONTINUED

DATED OCTOBER 29, 1999, DUE NOVEMBER 1, 1999                 AT 5.17%
Number of dealers or banks                                   8
Maximum amount with one dealer or bank                       53.2%
Aggregate principal amount of agreements                     $929,791,000
Aggregate maturity amount of agreements                      $930,191,377
Aggregate market value of transferred assets                 $948,913,200
Coupon rates of transferred assets                           0.00% to 14.00%
Maturity dates of transferred assets                         11/4/99 to 8/15/29
DATED OCTOBER 29, 1999, DUE NOVEMBER 1, 1999                 AT 5.24%
Number of dealers or banks                                   10
Maximum amount with one dealer or bank                       28.6%
Aggregate principal amount of agreements                     $5,240,648,000
Aggregate maturity amount of agreements                      $5,242,934,632
Aggregate market value of transferred assets                 $5,352,075,250
Coupon rates of transferred assets                           0.00% to 14.00%
Maturity dates of transferred assets                         11/4/99 to 2/15/29


4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of 0.25% of the fund's average net assets.

SUB-ADVISER FEE. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

DAILY MONEY CLASS         .25%

CAPITAL RESERVES CLASS    .50%

ADVISOR B CLASS           1.00%*

ADVISOR C CLASS           1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

                                 PAID TO FDC   RETAINED BY FDC

TREASURY - DAILY MONEY CLASS     $ 3,273,024   $ 77,237

TREASURY - CAPITAL RESERVES       3,954,276     -
CLASS

TREASURY - ADVISOR B CLASS        912,764       685,405

TREASURY - ADVISOR C CLASS        342,207       210,182

                                 $ 8,482,271   $ 972,824

PRIME - DAILY MONEY CLASS        $ 9,651,089   $ 182,477

PRIME - CAPITAL RESERVES CLASS    13,681,029    -

                                 $ 23,332,118  $ 182,477

TAX-EXEMPT - DAILY MONEY CLASS   $ 1,259,920   $ 81,625

TAX-EXEMPT - CAPITAL RESERVES     915,182       -
CLASS

                                 $ 2,175,102   $ 81,625

SALES LOAD. FDC receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B Class share redemptions occurring within six years of purchase and Treasury - Advisor C Class share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 0% for Treasury - Advisor B Class and 1% for Advisor C Class, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. When Advisor B Class shares and Advisor C Class shares are initially sold, FDC pays commissions from its own resources to dealers through which the sales are made. For the period, FDC received contingent deferred sales charges of $821,639 and $61,367 for Treasury - Advisor B Class and Treasury Advisor C Class, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT AND ACCOUNTING FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the Treasury Fund and Prime Fund. Effective June 21, 1999 Citibank, N.A.(Citibank) replaced UMB Bank n.a. as the custodian, transfer agent and shareholder servicing agent for the Tax-Exempt Fund. The Bank has entered into a sub-contract with FIIOC to perform the activities associated with the Tax-Exempt Fund's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

                                 TRANSFER AGENT   AMOUNT       % OF AVERAGE NET ASSETS

TREASURY - DAILY MONEY CLASS     FIIOC           $ 2,987,485    .23

TREASURY - CAPITAL RESERVES      FIIOC            1,872,810     .24
CLASS

TREASURY - ADVISOR B CLASS       FIIOC            211,661       .23

TREASURY - ADVISOR C CLASS       FIIOC            84,749        .25

                                                 $ 5,156,705

PRIME - DAILY MONEY CLASS        FIIOC           $ 8,888,709    .23

PRIME - CAPITAL RESERVES CLASS   FIIOC            6,112,836     .22

                                                 $ 15,001,545

TAX-EXEMPT - DAILY MONEY CLASS   Citibank        $ 1,104,233    .22

TAX-EXEMPT - CAPITAL RESERVES    Citibank         402,182       .22
CLASS

                                                 $ 1,506,415


ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, each fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. Each fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, Treasury, Prime and Tax-Exempt paid premiums of $10,691, $247,374 and $32,936, respectively, to FIDFUNDS, all of which were reimbursed by FMR.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                                 FMR EXPENSE LIMITATIONS  REIMBURSEMENT

TREASURY - DAILY MONEY CLASS      0.65%                   $ 1,416,793

TREASURY - CAPITAL RESERVES      0.90%                     901,986
CLASS

TREASURY - ADVISOR B CLASS       1.40%                     100,079

TREASURY - ADVISOR C CLASS       1.40%                     42,696

                                                          $ 2,461,554

PRIME - DAILY MONEY CLASS         0.65%                   $ 4,510,881

PRIME - CAPITAL RESERVES CLASS    0.90%                    3,008,773

                                                          $ 7,519,654

TAX-EXEMPT - DAILY MONEY CLASS    0.65%                   $ 727,018

TAX-EXEMPT - CAPITAL RESERVES     0.90%                    265,213
CLASS

                                                          $ 992,231

In addition, each fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, custodian fees were reduced by $10,826 for Tax-Exempt under the custodian arrangement.

Effective January 1, 2000, each class' expense limitation will be changed to the following rates of average net assets:

                                 FMR EXPENSE LIMITATIONS

TREASURY - DAILY MONEY CLASS      0.70%

TREASURY - CAPITAL RESERVES      0.95%
CLASS

TREASURY - ADVISOR B CLASS       1.45%

TREASURY - ADVISOR C CLASS       1.45%



PRIME - DAILY MONEY CLASS         0.70%

PRIME - CAPITAL RESERVES CLASS    0.95%



TAX-EXEMPT - DAILY MONEY CLASS    0.70%

TAX-EXEMPT - CAPITAL RESERVES     0.95%
CLASS



6. BENEFICIAL INTEREST.

At the end of the period, two shareholders were record owners of more than 10% of the total outstanding shares of Treasury, totaling 31%.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class for the periods were as follows:

FROM NET INTEREST INCOME         YEAR ENDED OCTOBER 31, 1999  YEAR ENDED OCTOBER 31, 1998  A

TREASURY - DAILY MONEY CLASS     $ 56,266,008                 $ 61,024,076

TREASURY - CAPITAL RESERVES       32,147,540                   14,650,449
CLASS

TREASURY - ADVISOR B CLASS        3,285,526                    1,800,162

TREASURY - ADVISOR C CLASS        1,235,946                    304,271

TOTAL                            $ 92,935,020                 $ 77,778,958

PRIME - DAILY MONEY CLASS        $ 176,390,936                $ 150,820,165

PRIME - CAPITAL RESERVES CLASS    117,725,026                  96,562,493

TOTAL                            $ 294,115,962                $ 247,382,658

TAX-EXEMPT - DAILY MONEY CLASS   $ 13,167,682                 $ 14,919,060

TAX-EXEMPT - CAPITAL RESERVES     4,340,990                    4,908,019
CLASS

TOTAL                            $ 17,508,672                 $ 19,827,079


A DISTRIBUTIONS FOR TREASURY - ADVISOR C CLASS ARE FOR THE PERIOD
NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

8. SHARE TRANSACTIONS.

Share transactions for each class of shares for the periods are as follows:

                               YEAR ENDED OCTOBER 31, 1999  YEAR ENDED  OCTOBER 31, 1998  A

TREASURY - DAILY MONEY CLASS   $ 5,722,936,674              $ 6,183,446,431
Shares sold

Reinvestment of distributions   49,125,095                   51,096,751
from net interest income

Shares redeemed                 (5,697,775,047)              (6,257,475,931)

Net increase (decrease)        $ 74,286,722                 $ (22,932,749)

TREASURY - CAPITAL RESERVES    $ 3,416,749,618              $ 1,993,751,534
CLASS  Shares sold

Reinvestment of distributions   10,369,848                   11,646,305
from net interest income

Shares redeemed                 (2,957,403,279)              (1,790,313,607)

                               $ 469,716,187                $ 215,084,232

TREASURY - ADVISOR B CLASS     $ 318,202,032                $ 154,354,745
Shares sold

Reinvestment of distributions   2,915,643                    1,654,170
from net interest income

Shares redeemed                 (240,560,462)                (125,863,931)

Net increase (decrease)        $ 80,557,213                 $ 30,144,984

TREASURY - ADVISOR C CLASS     $ 353,971,617                $ 77,740,029
Shares sold

Reinvestment of distributions   1,010,792                    247,692
from net interest income

Shares redeemed                 (308,828,882)                (62,085,301)

Net increase (decrease)        $ 46,153,527                 $ 15,902,420

PRIME - DAILY MONEY CLASS      $ 20,996,467,981             $ 17,264,760,055
Shares sold

Reinvestment of distributions   164,591,586                  140,399,598
from net interest income

Shares redeemed                 (20,222,203,985)             (16,695,204,676)

Net increase (decrease)        $ 938,855,582                $ 709,954,977

PRIME - CAPITAL RESERVES       $ 23,390,518,755             $ 45,041,695,815
CLASS Shares sold

Reinvestment of distributions   109,332,314                  290,194,746
from net interest income

Shares redeemed                 (22,831,489,240)             (44,839,598,846)

                               $ 668,361,829                $ 492,291,715

TAX-EXEMPT - DAILY MONEY       $ 1,751,898,670              $ 2,154,461,152
CLASS Shares sold

Reinvestment of distributions   11,633,194                   13,276,012
from net interest income

Shares redeemed                 (1,778,973,508)              (2,117,850,043)

Net increase (decrease)        $ (15,441,644)               $ 49,887,121

TAX-EXEMPT - CAPITAL RESERVES  $ 897,724,620                $ 828,007,955
CLASS  Shares sold

Reinvestment of distributions   4,146,977                    4,306,467
from net interest income

Shares redeemed                 (918,128,210)                (822,654,839)

                               $ (16,256,613)               $ 9,659,583


A SHARE TRANSACTIONS FOR TREASURY - ADVISOR C CLASS ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Newbury Street Trust and the Shareholders of
Treasury Fund, Prime Fund and Tax-Exempt Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Fund, Prime Fund and Tax-Exempt Fund (funds of Newbury Street Trust) at October 31, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Newbury Street Trust 's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 8, 1999





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

SUB-ADVISER
Fidelity Investments
 Money Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President
John J. Todd, Vice President
Robert A. Litterst, Vice President
Scott A. Orr, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

* INDEPENDENT TRUSTEES

DMFI-ANN-1299  88217

GENERAL DISTRIBUTOR
Fidelity Distributions Corporation (FDC)
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA (Prime Fund &
 Treasury Fund)
Citibank, N.A.
New York, NY (Tax-Exempt Fund)

CUSTODIAN
The Bank of New York
New York, NY (Prime Fund &
 Treasury Fund)
Citibank, N.A.
New York, NY (Tax-Exempt Fund)

(2_FIDELITY_LOGOS)(registered trademark)

Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com